Long Term Debt - Summary of Weighted-Average Interest Rates Paid On Variable-Rate Debt Obligations (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
MRD [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	1.99%
MRD [Member] | MRD LLC [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.17%	4.11%
MRD [Member] | Classic Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates			4.50%
MRD [Member] | WildHorse Resources, LLC [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	4.04%	2.30%	3.00%
MRD [Member] | WildHorse Resources second lien [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	6.44%	7.60%
MRD [Member] | Black Diamond [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.97%	3.62%
MEMP [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates	2.67%	3.25%	2.74%
MEMP [Member] | Wht [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		2.29%	2.60%
MEMP [Member] | Tanos Energy LLC [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.10%	2.31%
MEMP [Member] | REO Revolving Credit Facility [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates			3.40%
MEMP [Member] | Stanolind [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.52%	3.76%
MEMP [Member] | Boaz [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		2.97%	3.12%
MEMP [Member] | Crown [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.38%	4.20%
MEMP [Member] | Propel Energy [Member]
Line Of Credit Facility [Line Items]
Revolving credit facility, weighted-average interest rates		3.08%	3.28%